Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2017
Registrant Name	dei_EntityRegistrantName	PUTNAM INVESTMENT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000932101
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	PIF
Document Creation Date	dei_DocumentCreationDate	Nov. 24, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 16, 2017
Prospectus Date	rr_ProspectusDate	Aug. 16, 2017
Putnam PanAgora Managed Futures Strategy
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary prospectus
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam PanAgora Managed Futures Strategy seeks absolute return (i.e. positive total return in diverse market environments over time).
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 23 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	12/30/2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 23 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its goal by investing primarily in futures and forward contracts that provide exposure to equities, fixed income securities, commodities, and developed and emerging market currencies. These asset classes offer different return potential and exposure to different investment risks. In allocating the fund’s assets among these different asset classes, PanAgora Asset Management, Inc. (PanAgora), the subadviser to the fund, uses its proprietary trend following strategy, which relies on quantitative models and information and data inputs to those models to seek to identify and profit from price trends in global equity, fixed income, commodity and currency markets.

Following the identification of a trend, the fund may take either a long or short position in an asset class. The size of the position taken is based on PanAgora’s systematic assessment of the trend and its likelihood of continuing, as well as PanAgora’s estimate of the risk of the instrument through which the position is implemented. Once a position has been added to the fund’s portfolio, PanAgora monitors for any indication of a reversal or loss of momentum in the price trend in order to determine when to exit the position.

In constructing the fund’s portfolio, PanAgora uses a proprietary approach to balance the fund’s risk exposures in an effort to generate attractive returns, in diverse market conditions, that are generally uncorrelated with the returns of traditional asset classes.

The fund expects to obtain exposure to developed “market” equity indexes, although it may have exposure to equity securities of any market capitalization throughout the world, including foreign and emerging markets. In the case of fixed income securities, the fund expects to seek exposure primarily to investment-grade securities, but may have exposure to fixed-income securities of any credit quality, duration or maturity. The fund may obtain exposure to any commodity and to both developed and emerging market currencies. The fund primarily gains long and short exposure to an asset class by investing in exchanged-traded futures and over-the-counter forward contracts, but may also invest in an asset class through other derivatives (such as options and swap contracts) or directly.

The fund is “non-diversified,” which means that it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund.

A significant portion of the assets of the fund will be invested in short-term instruments, including cash and cash equivalents generally with one year or less term to maturity. These investments serve as collateral for the derivative positions the fund takes and also may earn income for the fund.

Although the fund normally does not engage in borrowing, because the fund typically uses long and short futures and forwards to a significant extent (and may also take other short derivatives positions), the fund will operate with potentially significant investment leverage, which magnifies investment exposure. Instruments in the fund are generally liquid and exchange traded.

		The fund may invest directly or indirectly through its wholly-owned and controlled subsidiary, which like the fund, is sub-advised by PanAgora. The fund may invest no more than 25% of its assets in the subsidiary. The subsidiary will invest primarily in commodity futures but it may also invest in other commodity-related instruments (such as financial futures, option and swap contracts) or other asset classes (including through derivatives). Unlike the fund, the subsidiary may invest without limitation in commodity-related instruments. Unless indicated otherwise, references to the fund’s investments, investment exposures or risks include its indirect investments, investment exposures and risks through the subsidiary.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

There can be no assurance that employing a trend following strategy will achieve any particular level of return. The fund’s allocation of assets among and within asset classes may hurt performance, and efforts to balance risk exposures across and within asset classes may not be successful. If the quantitative models or data that are used in managing the fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of the securities and other assets in which the fund invests (whether directly or indirectly through derivatives) may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default or expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. These risks are generally greater for small and midsize companies.

The fixed income securities in which the fund invests (whether directly or indirectly through derivatives) are subject to interest rate risk, which means the value of those investments is likely to fall if interest rates rise. The fund’s investments in fixed income securities also are subject to credit risk, which is the risk that the issuer of the fixed income security may default on payment of interest or principal. Interest rate risk is generally greater for the fund’s investments in longer-term fixed income securities.

Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. Future regulatory developments may impact the fund’s ability to invest in commodity-linked derivatives.

The fund’s investments in forward contracts and futures and other derivatives are subject to losses caused by unanticipated market movements, and there may be imperfect correlation between price movements of a derivative and price movements of the security or other asset for which the derivative is intended as a substitute. Derivatives may be difficult to value and may increase the fund’s transaction costs. Derivatives also involve the risk of the potential inability to terminate or sell derivatives positions. Derivatives can significantly increase the fund’s exposure to credit and counterparty risks. Derivatives, particularly forward contracts and other over-the counter instruments, involve the potential failure of the other party to the derivative to meet its obligations. Derivatives also are subject to the risk that the fund is delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. If the fund has insufficient cash, it may have to sell its investments to meet daily variation margin requirements at a time when it may be disadvantageous to do so.

The fund’s use of derivatives also increases its risks by increasing investment exposure (which may be considered leverage). Leveraging may cause the fund’s performance to be more volatile, may expose the fund to losses in excess of the amounts invested, and may require the fund to liquidate portfolio securities when it may not be advantageous to do so, to satisfy its obligations or to meet segregation requirements.

The fund’s use of “short” derivatives positions may have the effect of economic leverage, which magnifies investment exposure, and may result in losses if the underlying assets appreciate in value.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid.

A fund that invests in (or provides exposure to) fewer issuers or that makes large investments in (or provides large amounts of exposure to) a small number of issuers is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities to which it has exposure.

By investing in the subsidiary, the fund is indirectly exposed to the risks associated with the subsidiary’s investments. The subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the fund and/or the subsidiary to operate as described in this prospectus and could adversely affect the fund.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund is “non-diversified,” which means that it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available after the fund completes a full calendar year of operation.
Putnam PanAgora Managed Futures Strategy | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.60%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 728
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,059
Putnam PanAgora Managed Futures Strategy | Class B Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[5]
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5],[6]
Management fees	rr_ManagementFeesOverAssets	1.00%	[2],[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[5]
Other expenses	rr_OtherExpensesOverAssets	0.60%	[3],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.60%	[5]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.35%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 738
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,042
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	238
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 742
Putnam PanAgora Managed Futures Strategy | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Management fees	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.60%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.60%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 338
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	742
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	238
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 742
Putnam PanAgora Managed Futures Strategy | Class M Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.60%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.35%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 556
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 993
Putnam PanAgora Managed Futures Strategy | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.60%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.10%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 188
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 590
Putnam PanAgora Managed Futures Strategy | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.50%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 405
Putnam PanAgora Managed Futures Strategy | Class T Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%	[8]
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Management fees	rr_ManagementFeesOverAssets	1.00%	[2],[8]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[8]
Other expenses	rr_OtherExpensesOverAssets	0.60%	[3],[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.85%	[8]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4],[8]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.60%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 409
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 751
Putnam PanAgora Managed Futures Strategy | Class Y Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.00%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.60%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 436
Putnam PanAgora Market Neutral Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary prospectus
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam PanAgora Market Neutral Fund seeks absolute return (i.e. positive total return in diverse market environments over time).
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page19 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	12/30/2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund's turnover rate will be available after the fund completes its first fiscal year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page19 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its goal by investing through a diversified set of long/short equity strategies that seek to identify and exploit multiple price inefficiencies that exist in global equity markets. PanAgora Asset Management, Inc. (“PanAgora”), the subadviser to the fund, believes that these inefficiencies create investment opportunities in different market segments, at different times, and for different reasons, before they are ultimately arbitraged away. By using a diversified set of strategies that PanAgora believes have low correlation to one another, the fund seeks to generate returns under different market conditions and over different time horizons that are more stable over time than the returns of any individual strategy.

The fund’s strategies rely on quantitative models and information and data inputs to those models in an effort to capitalize on investment opportunities that exist when the prospects of a company’s likely success or failure are not fully recognized by market participants. PanAgora expects to implement the fund’s strategies primarily through investing in total return swap contracts.

The fund’s strategies are managed within three distinct sleeves of the fund designed to capitalize on long-term, intermediate-term, and short-term price inefficiencies. PanAgora strategically allocates the fund’s investments among the various strategies, varying the allocations from time to time based upon its assessment of the attractiveness of the available opportunity set, to seek to increase the potential for higher returns.

Although the fund may have net long or short exposure to the stock market at any time, PanAgora expects that, over time, the fund’s returns will not closely correlate with stock market movements. PanAgora may adjust the fund’s portfolio from time to time, and may use derivatives, to minimize exposure to stock market movements. The fund’s portfolio is also adjusted on a regular basis in an effort to manage risk from systematic factors (such as market or interest rate movements), risk from sector, country and region exposure, as well as excessive risk from any one security, by using derivatives, exchange traded funds (ETFs) and other risk management and portfolio construction techniques.

The fund expects to use total return swaps, and may also use other derivatives (such as futures contracts, options, currency swaps and other swap contracts), to take long or short positions in equity securities (principally common stocks, American Depositary Receipts (ADRs), and real estate investment trusts (REITs)), fixed income securities, and other investment companies (principally ETFs). The fund may have exposure to U.S. and non-U.S. (including both developed and emerging market) companies, to companies of any market capitalization and to fixed income securities of any credit quality, duration or maturity (principally government-issued instruments, money market instruments, and investment-grade corporate instruments). At times, the fund may also hold these instruments directly. The fund may take “short” derivatives positions and may use derivatives to hedge and for speculative purposes.

A significant portion of the assets of the fund will be invested in short-term instruments, including cash and cash equivalents generally with one year or less term to maturity. These investments serve as collateral for the derivative positions the fund takes and also may earn income for the fund.

Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

There can be no assurance that the fund’s strategies will achieve any particular level of return. The fund’s allocation of assets among strategies and asset classes may hurt performance, and efforts to generate returns under different market conditions and over different time horizons through the use of strategies and allocation decisions may not be successful. If the quantitative models or data that are used in managing the fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of the securities in which the fund invests (whether directly or indirectly through derivatives) may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default or expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. These risks are generally greater for small and midsize companies.

The fixed income securities in which the fund invests (whether directly or indirectly through derivatives) are subject to interest rate risk, which means the value of those investments is likely to fall if interest rates rise. The fund’s investments in fixed income securities also are subject to credit risk, which is the risk that the issuer of the fixed income security may default on payment of interest or principal. Interest rate risk is generally greater for the fund’s investments in longer-term fixed income securities.

The fund’s investments in total return swap contracts and other derivatives are subject to losses caused by unanticipated market movements, and there may be imperfect correlation between price movements of a derivative and price movements of the security or other asset for which the derivative is intended as a substitute. Derivatives may be difficult to value and may increase the fund’s transaction costs. Derivatives also involve the risk of the potential inability to terminate or sell derivatives positions. Derivatives can significantly increase the fund’s exposure to credit and counterparty risks. Derivatives, particularly over-the-counter instruments, involve the risk of the potential failure of the other party to the instrument to meet its obligations. Derivatives are subject to the risk that the fund may be delayed or prevented from recovering margin or other amounts deposited with a clearinghouse, futures commission merchant or other counterparty. If the fund has insufficient cash, it may have to sell its investments to meet daily variation margin requirements at a time when it may be disadvantageous to do so.

The fund’s use of derivatives also increases its risks by increasing investment exposure (which may be considered leverage). Leveraging may cause the fund’s performance to be more volatile, may expose the fund to losses in excess of the amounts invested, and may require the fund to liquidate portfolio securities when it may not be advantageous to do so, to satisfy its obligations or to meet segregation requirements.

The fund’s use of “short” derivatives positions may have the effect of economic leverage, which magnifies investment exposure, and may result in losses if the underlying assets appreciate in value.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid.

Exposure to REITs subjects the fund to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets.

Exposure to open-end or closed-end investment companies and ETFs subjects the fund to substantially the same risks as those associated with direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF or other investment company.

The fund may have some direct or indirect exposure to illiquid securities. PanAgora may not be able to sell the fund’s illiquid investments when it considers it desirable to do so, or PanAgora may be able to sell them only at less than their value.

The fund expects to engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable ordinary income. High turnover may also cause a fund to pay more brokerage commissions and to incur other transaction costs (including imputed transaction costs), which may detract from performance.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available after the fund completes a full calendar year of operation.
Putnam PanAgora Market Neutral Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	1.30%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.74%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.29%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 757
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,173
Putnam PanAgora Market Neutral Fund | Class B Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[5]
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5],[6]
Management fees	rr_ManagementFeesOverAssets	1.30%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[5]
Other expenses	rr_OtherExpensesOverAssets	0.74%	[3],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.04%	[5]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.65%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 768
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,160
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	268
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 860
Putnam PanAgora Market Neutral Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Management fees	rr_ManagementFeesOverAssets	1.30%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.74%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.04%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 368
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	860
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	268
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 860
Putnam PanAgora Market Neutral Fund | Class M Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.30%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.74%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.79%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 585
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,108
Putnam PanAgora Market Neutral Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.30%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.74%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.54%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 218
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 710
Putnam PanAgora Market Neutral Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.30%
Other expenses	rr_OtherExpensesOverAssets	0.64%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.94%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 527
Putnam PanAgora Market Neutral Fund | Class T Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%	[8]
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Management fees	rr_ManagementFeesOverAssets	1.30%	[8]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[8]
Other expenses	rr_OtherExpensesOverAssets	0.74%	[3],[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.29%	[8]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4],[8]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.90%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 438
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 869
Putnam PanAgora Market Neutral Fund | Class Y Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.30%
Other expenses	rr_OtherExpensesOverAssets	0.74%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.04%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 558
Putnam PanAgora Risk Parity Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary prospectus
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam PanAgora Risk Parity Fund seeks total return. Total return is composed of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 24 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	12/30/2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 24 of the fund’s prospectus, in Appendix A to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments, risks, and performance Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues an investment strategy designed to generate returns from investing in a combination of asset classes with diversified risk characteristics. The fund strategically allocates its investments among equities, fixed-income instruments and commodities in an effort to participate in periods of economic growth, preserve capital during periods of economic contraction, and preserve real rates of return during periods of heightened inflation.

In allocating the fund’s assets among the different asset classes, PanAgora Asset Management, Inc. (“PanAgora”), the subadviser to the fund, employs a proprietary “risk parity” approach, which relies on quantitative models and information and data inputs to those models to seek to diversify the fund’s portfolio risks across and within asset classes. When allocating investments across asset classes, the fund generally allocates a greater portion of its assets to asset classes PanAgora views as having lower risk, such as developed market bonds, than to asset classes PanAgora views as having higher risk, such as global equities. In its “neutral” position, the fund’s assets are generally strategically allocated among the different asset classes so that the anticipated contribution of each asset class to the overall risk of the fund will be approximately as follows: 40% from equity risk; 40% from fixed income risk; and 20% from inflation risk. However, PanAgora may seek different risk contributions from time to time, including in response to market conditions. When allocating investments within each asset class, PanAgora’s risk parity approach seeks to diversify the fund’s risk exposures across a variety of factors, including industry sectors, geographies, companies and commodity types.

The fund will gain exposure to different areas of risk either through direct investment or through derivative instruments, primarily including forwards, futures, and swaps, but which may also include, but are not limited to, options. The fund may invest without limit in equity securities, including, but not limited to, global developed markets large-cap equities, emerging markets equities, and U.S. small and mid-cap equities. The fund may additionally invest in fixed-income securities of any credit quality, duration or maturity (including, but not limited to, U.S and non-U.S. sovereign bonds, global inflation-linked government bonds (including Treasury Inflation Protected Securities), and investment-grade corporate bonds), commodities (including through, but not limited to, commodity-linked notes and commodity-related derivative instruments (primarily commodity futures and swaps on commodity futures)), exchange-traded funds (“ETFs”), exchange-traded notes, and emerging markets and other currencies (including through cash bonds and currency forwards). These asset classes offer different return potential and exposure to different investment risks.

While the fund normally does not engage in borrowing, the fund typically uses derivatives to a significant extent and may take “short” derivatives positions.

A significant portion of the assets of the fund will be invested in short-term instruments, including cash and cash equivalents generally with one year or less term to maturity.

These investments serve as collateral for the derivative positions the fund takes and also may earn income for the fund.

The fund is “non-diversified,” which means that it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund.

		The fund may invest directly or indirectly through its wholly-owned and controlled subsidiary, which, like the fund, is sub-advised by PanAgora. The fund may invest no more than 25% of its assets in the subsidiary. Generally, the subsidiary will invest primarily in commodity futures and swaps on commodity futures but it may also invest in other commodity-related instruments (such as financial futures, option and swap contracts) or other asset classes (including through derivatives). Unlike the fund, the subsidiary may invest without limitation in commodity-related instruments. Unless indicated otherwise, references to the fund’s investments, investment exposures or risks include its indirect investments, investment exposures and risks through the subsidiary.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

There can be no assurance that employing a “risk parity” approach will achieve any particular level of return or will, in fact, reduce volatility or potential loss. The fund’s efforts to strategically allocate its investments among and within asset classes may be unsuccessful and may hurt performance, and efforts to diversify risk through the use of leverage may not be successful. If the quantitative models or data that are used in managing the fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses. Additionally, market movements are likely to change the risk levels and risk allocations of the fund.

The value of the securities and other assets in which the fund invests (whether directly or indirectly through derivatives) may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default or expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. These risks are generally greater for small and midsize companies.

The fixed income securities in which the fund invests (whether directly or indirectly through derivatives) are subject to interest rate risk, which means the value of those investments is likely to fall if interest rates rise. The fund’s investments in fixed income securities also are subject to credit risk, which is the risk that the issuer of the fixed income security may default on payment of interest or principal. Interest rate risk is generally greater for the fund’s investments in longer-term fixed income securities, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative.

The value of the inflation-protected securities to which the fund is exposed generally declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. When real interest rates are rising faster than nominal interest rates, inflation-indexed bonds, including Treasury Inflation Protected Securities, may experience greater losses than other fixed income securities with similar durations.

Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. Future regulatory developments may impact the fund’s ability to invest in commodity-linked instruments.

The fund’s investments in forwards, futures, swaps, and other derivatives are subject to losses caused by unanticipated market movements, and there may be imperfect correlation between price movements of a derivative and price movements of the security or other asset for which the derivative is intended as a substitute. Derivatives may be difficult to value and may increase the fund’s transaction costs. Derivatives also involve the risk of the potential inability to terminate or sell the derivatives positions. Derivatives can significantly increase the fund’s exposure to credit and counterparty risks. Derivatives, particularly over-the-counter instruments, involve the risk of the potential failure of the other party to the derivative to meet its obligations. Derivatives are subject to the risk that the fund may be delayed or prevented from recovering margin or other amounts deposited with a clearinghouse, futures commission merchant or other counterparty. If the fund has insufficient cash, it may have to sell its investments to meet daily variation margin requirements at a time when it may be disadvantageous to do so.

The fund’s use of derivatives also increases its risks by increasing investment exposure (which may be considered leverage). Leveraging may cause the fund’s performance to be more volatile, may expose the fund to losses in excess of the amounts invested, and may require the fund to liquidate portfolio securities when it may not be advantageous to do so, to satisfy its obligations or to meet segregation requirements.

The fund’s use of “short” derivatives positions may have the effect of economic leverage, which magnifies investment exposure, and may result in losses if the underlying assets appreciate in value.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid.

A fund that invests in (or provides exposure to) fewer issuers or that makes large investments in (or provides large amounts of exposure to) a small number of issuers is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities to which it has exposure.

An investment in an investment company or ETF involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. The fund must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

By investing in the subsidiary, the fund is indirectly exposed to the risks associated with the subsidiary’s investments. The subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the fund and/or the subsidiary to operate as described in this prospectus and could adversely affect the fund.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund is “non-diversified,” which means that it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available after the fund completes a full calendar year of operation.
Putnam PanAgora Risk Parity Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.65%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.65%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 705
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 996
Putnam PanAgora Risk Parity Fund | Class B Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[5]
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[5],[6]
Management fees	rr_ManagementFeesOverAssets	0.75%	[2],[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[5]
Other expenses	rr_OtherExpensesOverAssets	0.65%	[3],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.40%	[5]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4],[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.10%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 713
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	977
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 677
Putnam PanAgora Risk Parity Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Management fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.65%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.40%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	2.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	677
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 677
Putnam PanAgora Risk Parity Fund | Class M Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.65%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.15%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 531
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 929
Putnam PanAgora Risk Parity Fund | Class R Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.65%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.90%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 524
Putnam PanAgora Risk Parity Fund | Class R6 Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.55%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 338
Putnam PanAgora Risk Parity Fund | Class T Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%	[8]
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[8]
Management fees	rr_ManagementFeesOverAssets	0.75%	[2],[8]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[8]
Other expenses	rr_OtherExpensesOverAssets	0.65%	[3],[8]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.65%	[8]
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4],[8]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.35%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 384
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 686
Putnam PanAgora Risk Parity Fund | Class Y Shares
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.75%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.65%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[4]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 369

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Includes management fee payable to Putnam Management by the fund's wholly-owned subsidiary. The management fee paid by the fund to Putnam Management is reduced by an amount equal to the management fee Putnam Management receives from the subsidiary under the management contract between Putnam Management and the subsidiary.
[3]	Other expenses are based on estimated amounts for the current fiscal year.
[4]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 12/30/2018. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[5]	Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.
[6]	A deferred sales charge on class B shares may apply to certain redemptions of shares purchased by exchange from another Putnam fund.
[7]	This charge is eliminated after one year.
[8]	Class T shares are not currently available for purchase.